CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Allowance for doubtful accounts | ¥	¥ 62,736	¥ 51,719
Accounts payable	624,300	611,947
Deferred revenues	2,123,755	1,845,846
Customer advances	1,365,437	1,236,076
Taxes payable	186,491	62,084
Salary and welfare payable	536,831	553,506
Accrued expenses and other current liabilities	689,134	727,904
Deferred tax liabilities	319,219	373,810
Other non-current liabilities	¥ 17,376	¥ 69,937
Ordinary share, shares authorized | shares	5,000,000,000	5,000,000,000
Ordinary share, shares issued | shares	293,965,131	289,670,997
Ordinary share, shares outstanding | shares	293,965,131	289,670,997
Variable Interest Entities [Member]
Accounts payable | ¥	¥ 171,306	¥ 199,618
Deferred revenues | ¥	872,148	859,956
Customer advances | ¥	288,953	296,595
Taxes payable | ¥	53,629	14,740
Salary and welfare payable | ¥	233,692	254,958
Accrued expenses and other current liabilities | ¥	190,498	205,441
Deferred tax liabilities | ¥	282,603	329,611
Other non-current liabilities | ¥	¥ 0	¥ 0
Class A Ordinary Shares [Member]
Ordinary share, shares authorized | shares	4,800,000,000	4,800,000,000
Ordinary share, shares issued | shares	245,924,871	240,930,737
Ordinary share, shares outstanding | shares	245,924,871	240,930,737
Class B Ordinary Shares [Member]
Ordinary share, shares authorized | shares	200,000,000	200,000,000
Ordinary share, shares issued | shares	48,040,260	48,740,260
Ordinary share, shares outstanding | shares	48,040,260	48,740,260